GEOGRAPHICAL INFORMATION - Long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
GEOGRAPHICAL INFORMATION
Total long-lived assets	$ 22,802	$ 22,746
Israel
GEOGRAPHICAL INFORMATION
Total long-lived assets	17,601	18,665
United States
GEOGRAPHICAL INFORMATION
Total long-lived assets	$ 5,201	$ 4,081